S000057733 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Morningstar Multisector Bond Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	4.60%	10.76%	(13.11%)	(2.86%)	6.45%	10.53%